Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD ($)	Additional paid in capital ILS (₪)	Additional paid in capital USD ($)	Treasury shares ILS (₪)	Treasury shares USD ($)	Share based payments ILS (₪)	Share based payments USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2015			₪ 36,725		₪ (9,425)		₪ 3,603		₪ (20,402)		₪ 10,501
Statement Line Items [Line Items]
Issuance of share capital net of issue costs			30,682				1,062				31,744
Share-based payment							1,552				1,552
Exercise of share options and warrants			7								7
Total comprehensive loss									(15,317)		(15,317)
Balance at Dec. 31, 2016			67,414		(9,425)		6,217		(35,719)		28,487
Statement Line Items [Line Items]
Issuance of share capital net of issue costs			11,693				80				11,773
Share-based payment			642				4,742				5,384
Exercise of share options and warrants			2,470				(1,038)				1,432
Expiration of share options			620				(620)
Total comprehensive loss									(28,224)		(28,224)
Balance at Dec. 31, 2017			82,839		(9,425)		9,381		(63,943)		18,852
Statement Line Items [Line Items]
Issuance of share capital net of issue costs			10,024				223				10,247
Share-based payment			186				4,351				4,537
Exercise of share options and warrants			753				(353)				400
Expiration of share options			1,283				(1,283)
Total comprehensive loss									(20,113)		(20,113)
convenience translation in U.S. dollars (see Note 2d) | $				$ 25,370		$ (2,515)		$ 3,287		$ (22,427)		$ 3,715
Balance at Dec. 31, 2018			₪ 95,085		₪ (9,425)		₪ 12,319		₪ (84,056)		₪ 13,923